Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combination

3. Business Combination

On April 6, 2021, the Company completed the Business Combination with AST LLC pursuant to the Equity Purchase Agreement. Pursuant to ASC 805 – Business Combinations (“ASC 805”), for financial accounting and reporting purposes, AST LLC was deemed the accounting acquirer and the Company was treated as the accounting acquiree, and the Business Combination was accounted for as a reverse recapitalization. Accordingly, the Business Combination was treated as the equivalent of AST LLC issuing stock (“AST LLC Common Units”) for the net assets of NPA, accompanied by a recapitalization. Under this method of accounting, the pre-Business Combination consolidated financial statements of the Company are the historical financial statements of AST LLC. The net assets of NPA were stated at fair value, with no goodwill or other intangible assets recorded in accordance with U.S. GAAP and are consolidated with AST LLC’s financial statements on the Closing Date. As a result of the Business Combination with the Company, the AST LLC Series A and Series B convertible preferred stock were converted to AST LLC Common Units. The shares and net income (loss) available to holders of the Company’s common stock, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Equity Purchase Agreement.

In connection with the Business Combination, the Company entered into subscription agreements with certain investors (the Private Investment in Public Entity Investors, or “PIPE Investors”), whereby it issued 23,000,000 Class A shares of common stock at $10.00 per share (the “Private Placement Shares”) for an aggregate purchase price of $230.0 million (the “Private Placement”), which closed simultaneously with the consummation of the Business Combination.

On the Closing Date of the Business Combination, the Company completed the acquisition of AST LLC and in return AST LLC and the Existing Equityholders received (i) $416.9 million in cash, net of transaction expenses, (ii) 51.6 million shares of Class B common stock, and (iii) 78.2 million shares of Class C common stock. In connection with the Business Combination, the Company incurred direct and incremental costs of approximately $45.7 million related to the equity issuance, consisting primarily of investment banking, legal, accounting and other professional fees, which were recorded as a reduction of additional paid-in capital in the accompanying unaudited condensed consolidated balance sheets.

The shares of non-economic Class B and Class C common stock of the Company entitle each share to one vote and ten votes per share, respectively. The non-economic Class B and Class C shares were issued to the Existing Equityholders to maintain the established voting percentage of SpaceMobile, as determined in the Equity Purchase Agreement.

As a result of the Business Combination, the Company, organized as a C corporation, owns an equity interest in AST LLC in what is commonly referred to as an “Up-C” structure. AST LLC is treated as a partnership for U.S. federal and state income tax purposes. Also, the Company has a controlling ownership interest in a Lithuanian subsidiary that is subject to foreign income taxes and is also treated as a partnership for U.S. federal and state and local taxes. Accordingly, for U.S. federal and state income tax purposes, all income, losses, and other tax attributes pass through to the members’ income tax returns, and no U.S. federal and state and local provision for income taxes has been recorded for these entities in the unaudited condensed consolidated financial statements. Certain foreign wholly-owned entities are taxed as corporations in the jurisdictions in which they operate, and accruals for such taxes are included in the unaudited condensed consolidated financial statements.

As a result of the Up-C structure, the noncontrolling interest is held by the Existing Equityholders who retained approximately 71.5% of the economic ownership percentage of AST LLC. The noncontrolling interest is classified as permanent equity within the unaudited condensed consolidated balance sheet as the Company, acting through the redemption election committee of the Company’s Board of Directors (the “Redemption Election Committee”), may only elect to settle a redemption request in cash if the cash delivered in the exchange is limited to the cash proceeds to be received from a new permanent equity offering through issuance of Class A common stock.

In conjunction with the Business Combination, the Company also entered into the Tax Receivable Agreement (“TRA”) with AST LLC. Pursuant to the TRA, the Company is required to pay the Existing Equityholders (i) 85% of the amount of savings, if any, in U.S. federal, state, local and foreign income tax that the Company actually realizes as a result of (A) existing tax basis of certain assets of AST LLC and its subsidiaries attributable to the AST LLC Common Units, (B) tax basis adjustments resulting from taxable exchanges of AST LLC Common Units acquired by the Company, (C) tax deductions in respect of portions of certain payments made under the TRA, and (D) certain tax attributes that are acquired directly or indirectly by the Company pursuant to a reorganization transaction. All such payments to the Existing Equityholders of AST LLC are the obligations of the Company, and not that of AST LLC. As of March 31, 2022, there have been no exchanges of AST LLC units for Class A common stock of the Company and, accordingly, no TRA liabilities have been recognized.

The Company recorded a net deferred tax asset for the difference between the book value and tax basis of the Company’s investment in AST LLC at the time of the Business Combination. The Company has assessed the realizability of their deferred tax assets and in that analysis has considered the relevant positive and negative evidence available to determine whether it is more likely than not that some portion or all of the deferred tax assets will be realized. As a result, the Company has recorded a full valuation allowance against its deferred tax asset resulting from the Business Combination.

3. Business Combination

On April 6, 2021, the Company completed the Business Combination with AST LLC pursuant to the Equity Purchase Agreement. Pursuant to ASC 805 – Business Combinations (“ASC 805”), for financial accounting and reporting purposes, AST LLC was deemed the accounting acquirer and the Company was treated as the accounting acquiree, and the Business Combination was accounted for as a reverse recapitalization. Accordingly, the Business Combination was treated as the equivalent of AST LLC issuing stock (“AST LLC Common Units”) for the net assets of NPA, accompanied by a recapitalization. Under this method of accounting, the pre-Business Combination consolidated financial statements of the Company are the historical financial statements of AST LLC. The net assets of NPA were stated at fair value, with no goodwill or other intangible assets recorded in accordance with U.S. GAAP and are consolidated with AST LLC’s financial statements on the Closing Date. As a result of the Business Combination with the Company, the AST LLC Series A and Series B convertible preferred stock were converted to AST LLC Common Units. The shares and net income (loss) available to holders of the Company’s common stock, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Equity Purchase Agreement.

In connection with the Business Combination, the Company entered into subscription agreements with certain investors (the Private Investment in Public Entity Investors, or “PIPE Investors”), whereby it issued 23,000,000 Class A shares of Common Stock at $10.00 per share for an aggregate purchase price of $230.0 million, which closed simultaneously with the consummation of the Business Combination.

On the Closing Date of the Business Combination, the Company completed the acquisition of AST LLC and in return AST LLC and the Existing Equityholders received (i) $416.9 million in cash, net of transaction expenses, (ii) 51.6 million shares of Class B Common Stock, and (iii) 78.2 million shares of Class C Common Stock. In connection with the Business Combination, the Company incurred direct and incremental costs of approximately $45.7 million related to the equity issuance, consisting primarily of investment banking, legal, accounting and other professional fees, which were recorded as a reduction of additional paid-in capital in the accompanying Consolidated Balance Sheets.

The shares of non-economic Class B and Class C Common Stock of the Company entitle each share to one vote and ten votes per share, respectively. The non-economic Class B and Class C shares were issued to the Existing Equityholders to maintain the established voting percentage of the Company, as determined in the Equity Purchase Agreement.

As a result of the Business Combination, the Company, organized as a C corporation, owns an equity interest in AST LLC in what is commonly referred to as an “Up-C” structure. AST LLC is treated as a partnership for U.S. federal and state income tax purposes. Also, the Company has a controlling ownership interest in a Lithuanian subsidiary that is subject to foreign income taxes and is also treated as a partnership for U.S. federal and state and local taxes. Accordingly, for U.S. federal and state income tax purposes, all income, losses, and other tax attributes pass through to the members’ income tax returns, and no U.S. federal and state and local provision for income taxes has been recorded for these entities in the consolidated financial statements. Certain foreign wholly-owned entities are taxed as corporations in the jurisdictions in which they operate, and accruals for such taxes are included in the consolidated financial statements.

As a result of the Up-C structure, the noncontrolling interest is held by the Existing Equityholders who retained 71.5% of the economic ownership percentage of AST LLC. The noncontrolling interest is classified as permanent equity within the Consolidated Balance Sheets as the Company, acting through the redemption election committee of the Company’s Board of Directors (the “Redemption Election Committee”), may only elect to settle a redemption request in cash if the cash delivered in the exchange is limited to the cash proceeds to be received from a new permanent equity offering through issuance of Class A Common Stock.

In conjunction with the Business Combination, the Company also entered into the TRA with AST LLC. Pursuant to the TRA, the Company is required to pay the Existing Equityholders 85% of the amount of savings, if any, in U.S. federal, state, local and foreign income tax that the Company actually realizes as a result of (A) existing tax basis of certain assets of AST LLC and its subsidiaries attributable to the AST LLC Common Units, (B) tax basis adjustments resulting from taxable exchanges of AST LLC Common Units acquired by the Company, (C) tax deductions in respect of portions of certain payments made under the TRA, and (D) certain tax attributes that are acquired directly or indirectly by the Company pursuant to a reorganization transaction. All such payments to the Existing Equityholders of AST LLC are the obligations of the Company, and not that of AST LLC. As of December 31, 2021, there have been no exchanges of AST LLC units for Class A Common Stock of the Company and, accordingly, no TRA liabilities have been recognized.

The Company recorded a net deferred tax asset for the difference between the book value and tax basis of the Company’s investment in AST LLC at the time of the Business Combination. The Company has assessed the realizability of their deferred tax assets and in that analysis has considered the relevant positive and negative evidence available to determine whether it is more likely than not that some portion or all of the deferred tax assets will be realized. As a result, the Company has recorded a full valuation allowance against its deferred tax asset resulting from the Business Combination.